ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
VAT and other tax payables	¥ 29,995	¥ 18,347
Accrued payroll and employee benefits	59,512	37,396
Others	28,360	24,092
Total	¥ 117,867	¥ 79,835